Share-Based Payments (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment [Line Items]
Number of authorized shares of common stock for share-based payment arrangements (in shares)	313
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	$ 638
Weighted-average period to recognize the cost (years) - nonvested units	2 years 29 days
Total fair value of shares vested during the year - nonvested units	$ 766	$ 473	$ 614
Cash proceeds from exercise of stock options	$ 361	$ 33	$ 179
Stock Options Under Deferred Compensation Plan [Member] | Time Warner Inc. [Member]
Share-Based Payment [Line Items]
Vesting period	1 year
Performance Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years
Restricted Stock Units | Minimum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	4 years
Restricted Stock Units | Minimum Vesting Period [Member] | Time Warner Inc. [Member]
Share-Based Payment [Line Items]
Vesting period	1 year
Restricted Stock Units | Maximum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	5 years
Restricted Stock Units | Maximum Vesting Period [Member] | Time Warner Inc. [Member]
Share-Based Payment [Line Items]
Vesting period	4 years
Other Nonvested Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years